Concentration of Risks - Schedule of Customers and Suppliers Concentration (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Amount	$ 493,238		$ 291,292			[1]
Percentage	76.00%		23.00%			[1]
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage		[1]	97.00%
Amount		[1]	$ 169,781
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Amount	$ 82,292			[1]		[1]
Percentage	13.00%			[1]		[1]
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Amount		[1]	$ 901,127			[1]
Percentage		[1]	71.00%			[1]
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier A [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage	29.00%		19.00%			[1]
Amount	$ 139,002		$ 75,796			[1]
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier B [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage	17.00%			[1]		[1]
Amount	$ 83,085			[1]		[1]
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier C [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage	15.00%		19.00%			[1]
Amount	$ 73,852		$ 73,114			[1]
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier D [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage	11.00%			[1]		[1]
Amount	$ 50,517			[1]		[1]
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier E [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage		[1]	13.00%			[1]
Amount		[1]	$ 49,721			[1]
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier G [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage		[1]		[1]	11.00%
Amount		[1]		[1]	$ 176,266
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier H [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage		[1]		[1]	11.00%
Amount		[1]		[1]	$ 177,418
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier F [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage		[1]		[1]	14.00%
Amount		[1]		[1]	$ 230,571
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage		[1]	29.00%
Amount		[1]	$ 53,686
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage		[1]	10.00%
Amount		[1]	$ 18,333
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier C [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage		[1]	35.00%
Amount		[1]	$ 64,657

[1]	represent percentage less than 10%